Consolidated Balance Sheets - USD ($)	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Current Assets
Cash	$ 6,195,974	$ 775,133	$ 549,755
Accounts receivable, net	508,175	317,455	427,433
Inventory	467,317	324,657	230,197
Prepaid expenses and other current assets	87,068	74,129	10,671
Deferred offering costs	0	126,104	0
Total Current Assets	7,258,534	1,617,478	1,218,056
Non-Current Assets
Intangible assets, net	3,513,542	3,699,491	3,948,106
Operating lease right-of-use asset	791,231	49,347	129,683
Equipment, net	664,118	111,374	7,299
Security deposit	36,991	0	0
Total Non-Current Assets	5,005,882	3,860,212
Total Assets	12,264,416	5,477,690	5,303,144
Current liabilities
Accounts payable and accrued liabilities	705,489	186,984	54,572
Deferred revenue	6,000	0
Convertibles notes, net of discount	63,120	196,077	54,000
Convertibles notes, net of discount - related parties	1,847,550	576,693	0
Due to related parties	160,693	0	1,309,077
Financing loan - current portion	47,603	96,849	0
Derivative liability	0	1,055,233	0
Operating lease liability - current portion	143,173	50,047	80,136
Promissory note		0	120,000
Total Current Liabilities	2,973,628	2,161,883	1,617,785
Non-current liabilities
Financing loan	125,149	0
Operating lease liability	655,957	0	50,047
Total Liabilities	3,754,734	2,161,883	1,667,832
Stockholders' Equity
Common Stock par value $0.0001, authorized 1,000,000,000 shares, 6,140,264 and 16,257,565 shares issued and outstanding, respectively	1,770	614	1,626
Additional paid-in capital	115,609,688	79,680,114	72,436,958
Common Stock to be issued - 0 and 83,334 shares, respectively		0	180,000
Subscription received - 0 and 183,333 shares of Series C Preferred stock to be issued, respectively		0	500,000
Accumulated deficit	(107,102,019)	(76,365,388)	(69,483,666)
Total Stockholders' Equity	8,509,682	3,315,807	3,635,312
Total Liabilities and Stockholders' Equity	12,264,416	5,477,690	5,303,144
Series A Convertible Preferred Stock [Member]
Stockholders' Equity
Preferred Stock, value		167	167
Series A Preferred Stocks [Member]
Stockholders' Equity
Preferred Stock, value	167	167
Series C Convertible Preferred Stock [Member]
Stockholders' Equity
Preferred Stock, value	$ 76	$ 300	$ 227